CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 94,881	$ 18,983
Restricted cash	14,673	12,685
Loans receivable, net of allowance for loan losses US$112 thousand and US$99 thousand as of December 31, 2016 and 2017, respectively	627	512
Safeguard Program asset	7,212	6,546
Receivables, prepayments and other assets	14,305	14,428
Property equipment and software, net	5,830	5,314
Total assets	137,528	58,468
Liabilities:
Safeguard Program payable	17,950	19,511
Accrued liabilities	51,895	22,426
Income tax payable	2,008	1,893
Deferred revenue	6,637	630
Total liabilities	78,490	44,460
Commitments and contingencies (Note 15)
Mezzanine equity
Receivable for issuance of Series C preferred shares		(4,000)
Total mezzanine equity		116,218
Shareholders’ (deficit)/equity
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 16,508,037 and 64,702,673 shares issued and outstanding as of December 31, 2016 and 2017, respectively	6	2
Additional paid-in capital	281,471
Accumulated other comprehensive income	(743)	(913)
Accumulated deficit	(221,696)	(101,299)
Total shareholders’ (deficit)/equity	59,038	(102,210)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	$ 137,528	58,468
Series A Preferred Shares
Mezzanine equity
Preferred shares, value		6,796
Series B Preferred Shares
Mezzanine equity
Preferred shares, value		35,132
Series C Preferred Shares
Mezzanine equity
Preferred shares, value		$ 78,290